Accumulated Other Comprehensive Income / (Loss) - Changes in AOCI by Component (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrealized Gain / (Loss) on cash flow hedges
AOCI - Balance, beginning of period	$ (84,150)	$ (651,896)
OCI before reclassifications	521,002	992,279
Amounts reclassified from AOCI	(374,843)	(424,533)	(143,156)
Net current-period OCI	146,159	567,746	(651,896)
AOCI - Balance, end of period	$ 62,009	$ (84,150)	$ (651,896)